Employee Benefit Liabilities, Net (Tables)	12 Months Ended
Dec. 31, 2025
Employee Benefit Liabilities, Net [Abstract]
Schedule of Expenses Recognized in Comprehensive Income (Loss)	Expenses recognized in comprehensive income (loss):
	Year Ended December 31,
	2025	2024	2023
	U.S. Dollars in thousands

Current service cost	$239	$208	$197
Interest expenses, net	37	39	36
Total employee benefit expenses	276	247	233

Actual return on plan assets	$383	$400	$50

Schedule of Expenses Presented in Statement of Comprehensive Income (Loss)

The expenses are presented in the Statement of Comprehensive income (loss) as follows

	Year Ended December 31,
	2025	2024	2023
	U.S. Dollars in thousands
Cost of revenues	$180	$159	$155
Research and development	20	20	22
Selling and marketing	45	39	33
General and administrative	31	29	23

	$276	$247	$233

Schedule of Plan Liabilities, Net	The plan liabilities, net:
	December 31,
	2025	2024
	U.S. Dollars in thousands
Defined benefit obligation	$6,085	$4,813
Fair value of plan assets	5,415	4,304
Total liabilities, net	$670	$509

Schedule of Changes in Present Value of Defined Benefit Obligation	Changes in the present value of defined benefit obligation
	2025	2024
	U.S. Dollars in thousands
Balance at January 1,	$4,813	$4,399
Interest costs	254	216
Current service cost	239	208
Past service cost	-	-
Benefits paid	(315)	(223)
Demographic assumptions	33	(84)
Financial assumptions	70	-
Past Experience	287	322
Currency Exchange	704	(25)
Balance at December 31,	$6,085	$4,813

Schedule of Changes in Fair Value of Plan Assets	Changes in the fair value of plan assets
	2025	2024
	U.S. Dollars in thousands

Balance at January 1,	$4,304	$3,778
Expected return	228	184
Contributions by employer	176	165
Benefits paid	(319)	(195)
Demographic assumptions	(2)	(2)
Financial assumptions	-	-
Past Experience	417	402
Currency exchange	611	(28)
Balance at December 31,	$5,415	$4,304

Schedule of Principal Assumptions Underlying Defined Benefit Plan	The principal assumptions underlying the defined benefit plan
	2025	2024	2023
	%

Discount rate of the plan liability	4.8	5.4	5.3
Future salary increases	3.0	3.0	3.0